Accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Basis of preparation
2.1	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis except as disclosed in the accounting policies below.
The consolidated financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest thousand (“RMB’000”), except when otherwise indicated.
Translation of amounts from Renminbi to the United States Dollar (“US Dollar”) is solely for the convenience of the reader. Translation of amounts from Renminbi to US Dollar has been made at the rate of RMB 7.1036 = US$ 1.00, the rate quoted by the People’s Bank of China at the close of business on February 29, 2024 and all values are rounded to the nearest thousand (“US$’000”), except when otherwise indicated.

Changes in accounting policies
2.2	Changes in accounting policies
The accounting policies adopted are consistent with those previous financial years except that in the current financial year, the Group has adopted all the new and revised standards which are effective for annual financial periods beginning on or after January 1, 2023.
The adoption of “Disclosure of Accounting Policies -
Amendments to IAS 1 and IFRS Practice Statement 2
” had an impact on the Group’s disclosure of accounting policies to replace disclosure of significant accounting policies with the Group’s material accounting policies (Note 2.5). Along with other standards, the adoption of these standards did not have any material effect on the financial performance or position of the Group.
Amendments to IAS 12:
International Tax Reform Pillar Two Model Rules
The Group has adopted Amendments to IAS 12:
International Tax Reform Pillar Two Model Rules
upon their release on May 23, 2023. The amendments provide a temporary exception from deferred tax accounting for the top-up tax that may arise from the jurisdiction adoption of the Pillar Two model rules published by the Organization for Economic Co-operation and Development (OCED), and require new disclosures about the Pillar Two exposure.
The mandatory exception is effective immediately and applies retrospectively.

Standards issued but not yet effective
2.3	Standards issued but not yet effective

Lease Liability in a Sale and Leaseback -
Amendments to IFRS 16
In September 2022, the IASB issued Lease Liability in a Sale and Leaseback (
Amendments to IFRS 16
). The
amendment to IFRS 16 Leases
specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
The amendment is intended to improve the requirements for sale and leaseback transactions in IFRS 16. It does not change the accounting for leases unrelated to sale and leaseback transactions.
The amendment applies retrospectively to annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted. The amendments are not expected to have a material impact on the Group.
Classification of Liabilities as Current or Non-current
-
Amendments to IAS 1
In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

•	What is meant by a right to defer settlement

•	That a right to defer must exist at the end of the reporting period

•	That classification is unaffected by the likelihood that an entity will exercise its deferral right

•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.
The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively. The Group is currently assessing the impact that will have on current practice.
Supplier Finance Arrangements
-
Amendments to IAS 1 and IFRS7
In May 2023, the IASB issued amendments to IAS 7
Statement of Cash Flows
and IFRS 7
Financial Instruments: Disclosures
to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted, but will need to be disclosed.
The amendments are not expected to have a material impact on the Group’s financial statements.
Lack of exchangeability -
Amendments to IAS 21
In August 2023, the IASB issued amendments to IAS 21
The Effects of Changes in Foreign Exchange Rates
to clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enable user of financial statements to understand the impact of a currency not being exchangeable.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted, but will need to be disclosed.
The amendments are not expected to have a material impact on the Group’s financial statements.

Basis of consolidation
2.4	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at the end of the reporting period. The financial statements of the subsidiaries used in the preparation of the consolidated financial statements are prepared for the same reporting date as the Company. Consistent accounting policies are applied to like transactions and events in similar circumstances.
All intra-group balances, income and expenses and unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full.
Subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.
Losses within a subsidiary are attributed to the
non-controlling
interest even if that results in a deficit balance.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	derecognizes the assets (including goodwill) and liabilities of the subsidiary at their carrying amounts at the date when control is lost;

•	derecognizes the carrying amount of any non-controlling interest;

•	derecognizes the cumulative translation differences recorded in equity;

•	recognizes the fair value of the consideration received;

•	recognizes the fair value of any investment retained;

•	recognizes any surplus or deficit in profit or loss; and

•	reclassifies the Group’s share of components previously recognized in other comprehensive income to profit or loss or retained earnings, as appropriate.

Business combinations
(a)	Business combinations
Business combinations are accounted for applying acquisition method. Identifiable assets acquired and liabilities assumed in business combination are measured initially at their fair value at the acquisition date. Acquisition-related costs are recognized as expenses in periods in which the costs are incurred and the services are received. For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred and the services are received.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not re-measured
and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9
Financial Instruments
, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9.
In business combinations achieved in stages, previously held equity interests in the acquiree are re-measured
to fair value at the acquisition date and any corresponding gain or loss is recognized in profit or loss.
Any excess of the sum of the fair value of the consideration transferred in the business combination, the amount of non-controlling
interest in the acquiree (if any), and the fair value of the Group’s previously held equity interest in the acquiree (if any), over the net fair value of the acquiree’s identifiable assets and liabilities is recorded as goodwill. The accounting policy for goodwill is set out in Section (h)
 Intangible assets
. In instances where the latter amount exceeds the former, the excess is recognized as gain on bargain purchase in profit or loss on the acquisition date.
Where the Group had granted put option to third party investors (non-controlling interests) for their investments in subsidiaries, the Group recognized a financial liability based on the present value of the amount payable upon exercise of the put. A corresponding amount to equity attributable to the parent (capital reserves) will be recognized.

Investments in joint ventures
(b)	Investments in joint ventures
When Group determine significant influence or joint control, the Group make considerations which are similar to those necessary to determine control over subsidiaries. The Group’s investments in its joint ventures are accounted for using the equity method.
The Group’s significant joint ventures are Y&C Engines Co., Ltd, MTU Yuchai Power Co. Ltd and Guangxi Purem Yuchai Automotive Technology Co., Ltd.
Under the equity method, the investment in joint ventures are carried in the balance sheet at cost plus post-acquisition changes in the Group’s share of net assets of the joint ventures. The profit or loss reflects the share of results of the operations of the joint ventures. Distributions received from joint ventures reduce the carrying amount of the investment. Where there has been a change recognized in other comprehensive income by the joint venture, the Group recognizes its share of such changes in other comprehensive income. Unrealized gains and losses resulting from transactions between the Group and joint venture are eliminated to the extent of the interest in the joint ventures.
When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint venture.
The aggregate of the Group’s share of results of a joint venture is shown on the face of the statement of profit or loss outside operating profit.
The financial statements of the joint venture are prepared for the same reporting period as the Group. The Group’s joint ventures adopt the same accounting policies in line with those of the Group. Therefore, no adjustments are made when measuring and recognizing the Group’s share of the results of the investees after the date of acquisition.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, then recognizes the loss within “Share of results of joint ventures, net of tax” in the statement of profit or loss.
There is no loss of significant influence of material joint ventures.

Foreign currency translation
(c)	Foreign currency translation
The Company’s functional currency is US Dollar. The Group’s consolidated financial statements are presented in Renminbi, which is also the functional currency of Yuchai, the largest operating segment of the Group.
Each entity in the Group determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are measured in the respective functional currencies of the Company and its subsidiaries and are recorded on initial recognition in the functional currencies at exchange rates approximating those ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange ruling at the end of the reporting period. Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.
Exchange differences arising on the settlement of monetary items or on translating monetary items at the end of the reporting period are recognized in profit or loss.
Consolidated financial statements
On consolidation, the assets and liabilities of foreign operations are translated into RMB at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.

Revenue from Contracts with Customers
(d)	Revenue from Contracts with Customers
Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has generally concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.
The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.
Sale of engines
Revenue from sale of engines is recognized at the point in time when control of the engine is transferred to the customer and all criteria for acceptance have been satisfied, generally on delivery of the engines, or, in some cases, when the engines are installed by the customers.
The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated (e.g. warranties). In determining the transaction price for the sale of engines, the Group considers the effects of variable consideration and the existence of significant financing components.
(i) Variable consideration
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception. Some contracts for the sale of engines provide customers with sales rebates based on the sales volume. The sales rebates give rise to variable consideration.
Sales rebates
The Group enters into contractual arrangements to provide certain customers with sales rebates when the quantity of products purchased during the period exceeds a threshold specified in the contract. Based on contractual arrangement with the customers, the sales rebates are netted against “Trade receivables”. If the receivables had been settled by the customers, amounts in excess of “Trade receivables” will be recognized as refund liabilities in “Trade and other payables”.
Sales Returns
The Group does not extend its sales returns policy to all customers. However, the Group allows for certain returns, only on a case-by-case
basis. The Group uses the expected value method to estimate the provision for such returns based on the management estimates with reference to historical return rates and account for it as a reduction in revenue and form part of refund liability that is recognized in “Trade and other payables” (Note 22). A corresponding right of return assets is recognized in “Trade and other receivables” (Note 15).
(ii) Significant financing component
The Group receives advance payments from customers for the sale of engines. The Group applies the practical expedient for short-term advances received from customers. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.

Warranty obligations
The Group typically provides warranties for general repairs of defects as part of the sale of engines. These assurance-type warranties are accounted for as warranty provisions. Refer to the accounting policy on warranty provisions in Section (m)
 Provisions
.
Certain contracts provide a customer with maintenance service, i.e. a distinct service to the customer in addition to the assurance that the product complies with agreed-upon specification. These service-type warranties are bundled together with the sale of engines. These contracts comprise two performance obligations, i.e. the promises to transfer the engines and to provide the service-type warranty. The transaction price is allocated to the service-type warranty and engines using a combination of expected cost-plus margin and residual approaches. The portion of transaction price allocated to the service-type warranty is initially recorded as a contract liability and recognized as revenue at the point in time when the service is provided.
Rendering of services
Revenue from rendering services relates to project management contracts, and hotel room and restaurant operations. Revenue is recognized over the period in which the services are rendered, by reference to completion of the specific transaction assessed on the basis of the actual service provided as a proportion of the total services to be performed.
Contract balances
Trade receivables
A receivable is recognized if an amount of consideration that is unconditional is due from the customer (i.e. only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Section (i)
 Financial instruments
.
Capitalized contract costs
The capitalized costs are costs which have been capitalized and directly related to the contracts, for which resources were used in satisfying the contract and are expected to be recovered.
The Group’s capitalized contract costs are costs in fulfilling a contract for the development of technology know-how for heavy-duty engines platforms for a joint venture company of Group, and subsequently recognized in profit or loss when the Group performs the contract and the related revenue is recognized.
Contract liabilities
A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
Right of return assets
A
right-of-return
asset is recognized for the right to recover the goods expected to be returned by customers. The asset is measured at the former carrying amount of the inventory, less any expected costs to recover the goods and any potential decreases in value. The Group updates the measurement of the asset for any revisions to the expected level of returns and any additional decreases in the value of the returned products.
Refund liabilities
A refund liability is recognized for the obligation to refund some or all of the consideration received (or receivable) from a customer. The Group’s refund liabilities arise from customers’ right of return and sales rebates. Based on contractual arrangement with the customers, sales rebates are netted against “Trade receivables”. If the receivables had been settled by the customers, amounts in excess of “Trade receivables” will be recognized as refund liabilities.
Refund liabilities arising from contractual sales returns is measured at the amount the Group ultimately expects it will have to return to the customer. The Group updates its estimates of refund liabilities arising from sales returns at the end of each reporting period.

Government grants
(e)	Government grants
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.
The Group’s government grants were mainly to support and fund production facilities and research and development activities for product innovations and developments of engines.

Taxes
(f)	Taxes
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against income tax liabilities and the deferred taxes relate to the same taxation authority.
Sales tax
Revenue, expenses and assets are recognized net of the amount of sales tax, except:

•
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	When receivables and payables are stated with the amount of sales tax included
The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.
Global minimum top-up tax
The global minimum top-up tax – which it is required to pay under Pillar Two legislation – is an income tax in the scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.

Property, plant and equipment
(g)	Property, plant and equipment
All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.
The cost includes the cost of replacing part of the property, plant and equipment and costs that are directly attributable to the acquisition, construction or production of a qualifying property, plant and equipment. The cost of an item of property, plant and equipment is recognized as an asset if, and only if, it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably.
When significant parts of property, plant and equipment are required to be replaced in intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciation, respectively. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the property, plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.

Freehold land has an unlimited useful life and therefore is not depreciated. Asset under construction-in-progress
are stated at cost, net of accumulated impairment, and not depreciated as these assets are not yet ready for intended use. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Buildings and improvements on freehold land	:	50 years
Leasehold buildings and improvements	:	50 years or period of lease, whichever is shorter
Plant, machinery and equipment	:	2 to 20 years
Office furniture, fittings and equipment	:	2 to 20 years
Motor and transport vehicles	:	4 to 11 years
The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit or loss in the year the asset is derecognized.

Intangible assets
(h)	Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.
Intangible assets with indefinite useful lives or not yet available for use are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Any gain or loss arising upon
de-recognition
of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of profit or loss when the asset is derecognized.

Goodwill
Goodwill is initially measured at cost. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
The cash-generating units to which goodwill have been allocated is tested for impairment annually and whenever there is an indication that the cash-generating unit may be impaired. The impairment is determined for goodwill by assessing the recoverable amount of each cash- generating unit (or group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit is less than the carrying amount, an impairment loss is recognized in the statement of profit or loss. Impairment losses recognized for goodwill are not reversed in subsequent periods.
Research and development costs
Research costs are expensed as incurred.
Deferred development costs arising from development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	Its intention to complete and its ability to use or sell the asset

•	How the asset will generate future economic benefits

•	The availability of resources to complete the asset

•	The ability to measure reliably the expenditure during development
Following initial recognition of the deferred development costs as an intangible asset, it is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. Deferred development costs are amortized over the estimated useful lives of the period of expected pattern of future benefits embodied in the development. During the period of development, the asset is tested for impairment annually.
A summary of the policies applied to the Group’s intangible assets is as follows:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	6 -10 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

*	Development costs relate to on-going development projects that have not been completed and are not available for use.

Financial instruments
(i)	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
Initial recognition and measurement
Financial assets are recognized when, and only when the entity becomes party to the contractual provisions of the instruments.
At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
Trade receivables are measured at the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third party, if the trade receivables do not contain a significant financing component at initial recognition.
Subsequent measurement
Investment in debt instruments
Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the contractual cash flow characteristics of the asset. The measurement category for classification of debt instruments is:
Amortized cost
Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through amortization process.
Fair value through other comprehensive income (“FVOCI”)
Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains and losses arising from interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon de-recognition,
the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Group’s debt instruments at fair value through OCI includes certain bills receivable that are not held to maturity.
Derecognition
A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss.

Impairment
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposure for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a
“12-month
ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure irrespective of timing of the default (a “lifetime ECL”).
For trade receivable, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience adjusted for forward-looking factors specific to the debtors and the economic environment.
For bills receivable that are held for maturity, the Group assess the credit risk of the financial institutions, which issue the bills, at every reporting date. The Group evaluates whether the bills are considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort.
The Group considers a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering contractual cash flow.
For more information, refer to Note 15.
Financial liabilities
Initial recognition and measurement
Financial liabilities are recognized when, and only when, the Company becomes a party to the contractual provisions of the financial instrument. The Company determines the classification of its financial liabilities at initial recognition.
All financial liabilities are recognized initially at fair value plus in the case of financial liabilities not at fair value through profit or loss, directly attributable transaction costs.

Subsequent measurement
Amortized cost
This is the category most relevant to the Group. After initial recognition, financial liabilities that are not carried at fair value through profit or loss are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, and through the amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.
This category generally applies to loans and borrowings, other liabilities and payables. For more information, refer to Note 22, 26 and 28.
De-recognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition
of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Inventories
(j)	Inventories
Inventories are valued at the lower of cost and net realizable value.
Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials: purchase cost on a weighted average basis

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Impairment of non-financial assets
(k)	Impairment of non-financial assets
Further disclosures relating to impairment of
non-financial
assets are also provided in the following notes:

•	Disclosures for significant accounting judgments, estimates and assumptions (Note 3)

•	Investment in joint ventures (Note 5)

•	Property, plant and equipment (Note 10)

•	Intangible assets (Note 12)
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five to ten years. For goodwill and trademark impairment review, a long-term growth rate is considered and applied to project future cash flows after the fifth year where appropriate. Impairment losses are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.
A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

Cash and short-term deposits
(l)	Cash and short-term deposits
For the purpose of the consolidated statement of cash flows, cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Cash and short-term deposits at banks are placed with reputable financial institutions with high credit ratings and no history of default.

Provisions
(m)	Provisions
General
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation the amount of the obligation can be estimated reliably.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Product warranty
The Group recognizes a liability at the time the product is sold, for the estimated future costs relating to the assurance-type warranties, to be incurred under the lower of a warranty period or warranty mileage on various engine models, on which the Group provides free repair and replacement. For on-road
applications engines, warranties extend for a duration (generally
3
to
36
 months) or mileage (generally
5,000
to
300,000
kilometers), whichever materializes first. For other applications engines, warranties extend for a duration of generally
2
to
60
 months or running hours of
300
to
15,000
hours, whichever materializes first. Provisions for warranty are primarily determined based on historical warranty cost per unit of engines sold adjusted for specific conditions that may arise and the number of engines under warranty at each financial year. If the nature, frequency and average cost of warranty claims change, the accrued liability for product warranty will be adjusted accordingly.

Employment benefits
(n)	Employment benefits
Defined contribution plans
The Group participates in and makes contributions to the national pension schemes as defined by the laws of the countries in which it has operations. The contributions are at a fixed proportion of the basic salary of the staff. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related services are performed.
Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.
A provision is recognized for the amount expected to be paid under short-term cash bonuses if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payments
(o)	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 21.
That cost is recognized in “Staff costs”, together with a corresponding increase in performance share reserve in equity, over the period in which the performance and/or service conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as of the beginning and end of that period.
No expense is recognized for awards that do not ultimately vest.
When the terms of an equity-settled award are modified, the minimum expense recognized is the expense had the terms not been modified, provided the original terms of the award are met. An additional expense, measured as of the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 9).